CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Net income (loss)	$ 36,299	$ (8,839)	$ (65,394)
Other comprehensive income (loss), net of tax:
Unrealized gain on investments	22	6	3
Gain (loss) on derivatives	39,148	18,480	(37,537)
Foreign currency translation	(12,157)	(14,713)	(12,653)
Other comprehensive income (loss), net of tax	27,013	3,773	(50,187)
Total comprehensive income (loss)	63,312	(5,066)	(115,581)
Less: Comprehensive income attributable to non-controlling interests	2,135	9,064	10,511
Comprehensive income (loss) attributable to McDermott International, Inc.	$ 61,177	$ (14,130)	$ (126,092)